Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($) $ in Millions		Royalties	Fees	Total Payments
Total	[1]	$ 17	$ 1	$ 18
UNITED STATES | Office Of Natural Resources Revenue [Member]
Total	[1]	17	0	17
UNITED STATES | Bureau Of Land Management [Member]
Total	[1]	$ 0	$ 1	$ 1

[1]	All payments were made in USD, the Company’s reporting currency.